Derivative instruments and hedging activities - Offsetting of derivative instruments and related collateral amounts (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Derivative [Line items]
Derivative assets, Fair value	¥ 26,311	[1]	¥ 27,575	[1]
Derivative liabilities, Fair value	26,094	[1],[2]	27,458	[1],[2]
Financial instruments and non-cash collateral [Member]
Derivative [Line items]
Derivative assets, Fair value	(177)	[3]	(177)	[3]
Derivative liabilities, Fair value	(139)	[3]	(138)	[3]
Cash collateral [Member]
Derivative [Line items]
Derivative assets, Fair value	(2)	[3],[4]		[3]
Derivative liabilities, Fair value	(7)	[3],[4]	(2)	[3],[4]
Net amount [Member]
Derivative [Line items]
Derivative assets, Fair value	2,314		1,714
Derivative liabilities, Fair value	2,065		1,682
Total net amounts reported on the face of the consolidated balance sheets
Derivative [Line items]
Derivative assets, Fair value	2,493	[5],[6]	1,891	[5],[6]
Derivative liabilities, Fair value	2,286	[5],[6]	1,885	[5],[6]
Total net amounts reported on the face of the consolidated balance sheets, Derivative liabilities
Derivative [Line items]
Derivative liabilities, Fair value	2,211	[2],[5]	1,822	[2],[5]
Equity contracts [Member] | Total net amounts reported on the face of the consolidated balance sheets
Derivative [Line items]
Derivative assets, Fair value	2,416	[6]	1,857	[6]
Derivative liabilities, Fair value	2,582	[6]	2,016	[6]
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative [Line items]
Derivative assets, Fair value	1,292		1,112
Derivative liabilities, Fair value	1,372	[2]	1,174	[2]
Equity contracts [Member] | OTC centrally-cleared [Member]
Derivative [Line items]
Derivative assets, Fair value
Derivative liabilities, Fair value				[2]
Equity contracts [Member] | Exchange-traded [Member]
Derivative [Line items]
Derivative assets, Fair value	1,124		745
Derivative liabilities, Fair value	1,210	[2]	843	[2]
Interest rate contracts [Member] | Total net amounts reported on the face of the consolidated balance sheets
Derivative [Line items]
Derivative assets, Fair value	19,685	[6]	21,773	[6]
Derivative liabilities, Fair value	19,373	[6]	21,516	[6]
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative [Line items]
Derivative assets, Fair value	10,726		12,887
Derivative liabilities, Fair value	10,397	[2]	12,609	[2]
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative [Line items]
Derivative assets, Fair value	8,947		8,873
Derivative liabilities, Fair value	8,892	[2]	8,839	[2]
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative [Line items]
Derivative assets, Fair value	12		13
Derivative liabilities, Fair value	10	[2]	4	[2]
Credit contracts [Member] | Total net amounts reported on the face of the consolidated balance sheets
Derivative [Line items]
Derivative assets, Fair value	1,589	[6]	1,839	[6]
Derivative liabilities, Fair value	1,760	[6]	1,979	[6]
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative [Line items]
Derivative assets, Fair value	1,512		1,744
Derivative liabilities, Fair value	1,678	[2]	1,880	[2]
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative [Line items]
Derivative assets, Fair value	76		95
Derivative liabilities, Fair value	81	[2]	99	[2]
Credit contracts [Member] | Exchange-traded [Member]
Derivative [Line items]
Derivative assets, Fair value	1		0
Derivative liabilities, Fair value	1	[2]	0	[2]
Foreign exchange contracts [Member] | Total net amounts reported on the face of the consolidated balance sheets
Derivative [Line items]
Derivative assets, Fair value	2,620	[6]	2,105	[6]
Derivative liabilities, Fair value	2,453	[6]	2,008	[6]
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative [Line items]
Derivative assets, Fair value	2,595		2,097
Derivative liabilities, Fair value	2,431	[2]	2,002	[2]
Foreign exchange contracts [Member] | OTC centrally-cleared [Member]
Derivative [Line items]
Derivative assets, Fair value	21		8
Derivative liabilities, Fair value	17	[2]	6	[2]
Foreign exchange contracts [Member] | Exchange-traded [Member]
Derivative [Line items]
Derivative assets, Fair value	4
Derivative liabilities, Fair value	4	[2]	0	[2]
Commodity contracts [Member] | Total net amounts reported on the face of the consolidated balance sheets
Derivative [Line items]
Derivative assets, Fair value	1	[6]	1	[6]
Derivative liabilities, Fair value	1	[6]	2	[6]
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative [Line items]
Derivative assets, Fair value	0		0
Derivative liabilities, Fair value	0	[2]	1	[2]
Commodity contracts [Member] | OTC centrally-cleared [Member]
Derivative [Line items]
Derivative assets, Fair value
Derivative liabilities, Fair value				[2]
Commodity contracts [Member] | Exchange-traded [Member]
Derivative [Line items]
Derivative assets, Fair value	1		1
Derivative liabilities, Fair value	1	[2]	1	[2]
Less: Amounts offset in the consolidated balance sheets [Member] | Total net amounts reported on the face of the consolidated balance sheets
Derivative [Line items]
Derivative assets, Fair value	(23,818)	[6],[7]	(25,684)	[6],[7]
Derivative liabilities, Fair value	¥ (23,883)	[6],[7]	¥ (25,636)	[6],[7]

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under legally enforceable master netting agreements.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura does not have the legal right of offset or has not determined with sufficient certainty whether the right of offset is legally enforceable are excluded.
[4]	As of March 31, 2013, a total of \220 billion of cash collateral receivables and \497 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2013, a total of \164 billion of cash collateral receivables and \507 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[5]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[6]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[7]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under legally enforceable master netting and similar agreements in accordance with ASC 815. As of March 31, 2013, Nomura offset a total of \985 billion of cash collateral receivables against net derivative liabilities and \1,033 billion of cash collateral payables against net derivative assets. As of September 30, 2013, Nomura offset a total of \1,012 billion of cash collateral receivables against net derivative liabilities and \937 billion of cash collateral payables against net derivative assets.